UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Talara Capital Management, LLC

Address:  805 Third Avenue, 20th Floor
          New York, New York 10022


13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Binish Bulsara
Title:  Chief Financial Officer
Phone:  (646) 396-6044


Signature, Place and Date of Signing:

 /s/  Binish Bulsara           New York, New York           March 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:  $66,194
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

NONE.


                                                     FORM 13F INFORMATION TABLE
                                                    Talara Capital Management, LLC
                                                          December 31, 2012



COLUMN 1                        COLUMN 2          COLUMN 3    COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7     COLUMN 8

                                 TITLE                         VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP        (X1000)   PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE    SHARED NONE
ASHLAND INC NEW                COM              044209104     11,338     141,000  SH          SOLE               141,000
ATMI INC                       COM              00207R101      6,373     305,233  SH          SOLE               305,233
B/E AEROSPACE INC              COM              073302101      6,126     124,000  SH          SOLE               124,000
CASELLA WASTE SYS INC          CL A             147448104      4,564   1,042,003  SH          SOLE             1,042,003
DELPHI AUTOMOTIVE PLC          SHS              G27823106      3,156      82,500  SH          SOLE                82,500
DELTA AIR LINES INC DEL        COM NEW          247361702      2,330     196,289  SH          SOLE               196,289
EMERALD OIL INC                COM NEW          29101U209        989     188,658  SH          SOLE               188,658
EQT CORP                       COM              26884L109     10,634     180,300  SH          SOLE               180,300
EV ENERGY PARTNERS LP          COM UNITS        26926V107      1,182      20,900  SH          SOLE                20,900
GENERAL MTRS CO                COM              37045V100      5,607     194,500  SH          SOLE               194,500
MANITOWOC INC                  COM              563571108      1,560      99,500  SH          SOLE                99,500
MRC GLOBAL INC                 COM              55345K103      6,870     247,286  SH          SOLE               247,286
RANGE RES CORP                 COM              75281A109      5,466      87,000  SH          SOLE                87,000




SK 26965 0001 1365058